UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4861

Fidelity Garrison Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2005

Item 1. Reports to Stockholders

Fidelity® Money Market
Central Fund

Semiannual Report

March 31, 2005

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) website at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's website at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

CFM-SANN-0505 402143
1.756671.104

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2004 to March 31, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value October 1, 2004	Ending Account Value March 31, 2005	Expenses Paid During Period* October 1, 2004 to March 31, 2005
Actual	$ 1,000.00	$ 1,011.30	$ .04
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,024.90	$ .04

* Expenses are equal to the Fund's annualized expense ratio of .0071%; multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes

Maturity Diversification
Days	% of fund's investments 3/31/05	% of fund's investments 9/30/04	% of fund's investments 3/31/04
0 - 30	49.0	45.5	47.6
31 - 90	30.4	27.1	29.8
91 - 180	17.1	22.6	6.9
181 - 397	3.5	4.8	15.7
Weighted Average Maturity
	3/31/05	9/30/04	3/31/04
Fidelity Money Market Central Fund	52 Days	63 Days	77 Days
All Taxable Money Market Funds Average*	38 Days	43 Days	55 Days
Asset Allocation (% of fund's net assets)
As of March 31, 2005	As of September 30, 2004
Corporate Bonds 3.7%	Corporate Bonds 0.6%
Commercial Paper 18.2%	Commercial Paper 12.7%
Bank CDs, BAs, TDs, and Notes 58.7%	Bank CDs, BAs, TDs, and Notes 53.6%
Government Securities 3.7%	Government Securities 16.3%
Repurchase Agreements 17.1%	Repurchase Agreements 18.6%
Net Other Assets(dagger) (1.4)%	Net Other Assets(dagger) (1.8)%

(dagger) Net Other Assets are not included in the pie chart.

*Source: iMoneyNet, Inc.

Semiannual Report

Investments March 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 3.7%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
BankAmerica Corp.
9/15/05	2.99%	$ 2,400,000	$ 2,440,569
British Telecommunications PLC
12/15/05	3.51	390,000	401,683
12/15/05	3.52	580,000	597,340
12/15/05	3.54	100,000	102,979
12/15/05	3.56	405,000	416,988
Citigroup, Inc.
6/30/05	2.82	1,500,000	1,504,800
12/1/05	3.02	5,000,000	5,122,185
12/1/05	3.04	5,000,000	5,121,516
Deutsche Telekom International Finance BV
6/15/05	2.81	275,000	278,038
6/15/05	2.82	320,000	323,530
6/15/05	2.84	130,000	131,428
6/15/05	2.85	65,000	65,713
6/15/05	2.86	20,000	20,219
6/15/05	2.87	60,000	60,656
6/15/05	2.88	55,000	55,599
6/15/05	2.89	105,000	106,146
6/15/05	2.91	30,000	30,325
6/15/05	2.94	115,000	116,250
6/15/05	3.22	405,000	409,061
FleetBoston Financial Corp.
9/15/05	2.88	4,250,000	4,333,284
France Telecom SA
3/1/06	3.74 (a)	155,000	160,122
3/1/06	3.92 (a)	660,000	680,613
3/1/06	3.94 (a)	75,000	77,346
Household Finance Corp.
1/24/06	3.13	5,000,000	5,134,100
Morgan Stanley
6/27/05	3.37 (c)	2,000,000	2,006,090
Wells Fargo & Co.
8/24/05	2.86	940,000	956,103
TOTAL CORPORATE BONDS			30,652,683
Certificates of Deposit - 30.5%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Domestic Certificates Of Deposit - 2.4%
Washington Mutual Bank, California
5/5/05	2.46%	$ 10,000,000	$ 10,000,000
7/22/05	2.89	10,000,000	10,000,000
			20,000,000
London Branch, Eurodollar, Foreign Banks - 6.1%
Calyon
9/12/05	3.01	10,000,000	10,000,000
Credit Industriel et Commercial
6/14/05	2.83	5,000,000	5,000,000
7/7/05	2.89	5,000,000	5,000,000
8/11/05	3.09	15,000,000	15,000,000
HBOS Treasury Services PLC
7/14/05	2.87	10,000,000	9,998,032
Societe Generale
4/21/05	2.55	5,000,000	5,000,000
			49,998,032
New York Branch, Yankee Dollar, Foreign Banks - 22.0%
Bank of Tokyo-Mitsubishi Ltd.
5/3/05	2.70	10,000,000	10,000,000
BNP Paribas SA
4/22/05	2.77 (c)	5,000,000	4,999,435
7/1/05	2.80	10,000,000	10,000,000
Calyon
6/30/05	3.04	5,000,000	5,000,000
Canadian Imperial Bank of Commerce
4/15/05	2.86 (c)	9,000,000	9,000,000
4/28/05	2.80 (c)	10,000,000	9,999,751
Credit Agricole Indosuez
4/25/05	2.78 (c)	10,000,000	9,998,151
Credit Industriel et Commercial
9/14/05	3.02	5,000,000	5,000,000
9/28/05	3.16	10,000,000	10,000,000
Deutsche Bank AG
6/3/05	2.89 (c)	5,000,000	5,000,000
Dexia Credit Local de France
5/18/05	2.81	5,000,000	5,000,000
Dresdner Bank AG
7/8/05	2.90	10,000,000	10,000,000
Certificates of Deposit - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
New York Branch, Yankee Dollar, Foreign Banks - continued
HBOS Treasury Services PLC
6/6/05	2.89% (c)	$ 10,000,000	$ 10,000,000
Landesbank Baden-Wuerttemberg
5/17/05	2.60	2,850,000	2,847,662
5/25/05	2.80 (c)	5,000,000	4,999,778
Landesbank Hessen-Thuringen
4/5/05	2.48 (c)	10,000,000	9,998,804
Mizuho Corporate Bank Ltd.
5/6/05	2.75	5,000,000	5,000,000
Royal Bank of Canada
6/15/05	2.93 (c)	10,000,000	9,998,166
Societe Generale
4/18/05	2.76 (c)	5,000,000	4,999,610
Societe Generale NA
5/9/05	2.53	10,000,000	9,988,375
UBS AG
4/4/05	2.47 (c)	13,000,000	12,998,298
Unicredito Italiano Spa
4/27/05	2.63 (c)	10,000,000	9,999,032
5/12/05	2.72 (c)	5,000,000	4,999,394
			179,826,456
TOTAL CERTIFICATES OF DEPOSIT			249,824,488
Commercial Paper - 17.5%

Bank of America Corp.
4/5/05	2.16	10,000,000	9,997,622
8/5/05	3.13	5,000,000	4,945,925
DaimlerChrysler NA Holding Corp.
4/20/05	2.97	2,000,000	1,996,876
4/26/05	2.97	1,000,000	997,944
4/27/05	2.97	3,000,000	2,993,587
Emerald (MBNA Credit Card Master Note Trust)
4/19/05	2.71	10,000,000	9,986,500
6/7/05	2.98	9,000,000	8,950,420
Eurohypo AG
6/30/05	3.05	5,000,000	4,962,125
Fairway Finance Corp.
8/8/05	2.96	6,089,000	6,025,289
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
FCAR Owner Trust
7/18/05	2.88%	$ 15,000,000	$ 14,872,200
9/15/05	3.29	4,000,000	3,939,880
Ford Motor Credit Co.
4/15/05	2.97	5,000,000	4,994,244
4/27/05	2.97	3,000,000	2,993,587
Grampian Funding Ltd.
4/8/05	2.45	5,000,000	4,997,638
4/19/05	2.20	5,000,000	4,994,550
6/13/05	2.74	10,000,000	9,945,047
6/20/05	2.72	5,000,000	4,970,222
6/24/05	2.80	6,000,000	5,961,290
Jupiter Securitization Corp.
6/20/05	2.70	6,000,000	5,964,533
K2 (USA) LLC
6/24/05	2.90 (b)	5,000,000	4,966,517
Kellogg Co.
5/2/05	2.89	1,000,000	997,520
Motown Notes Program
5/18/05	2.82	2,000,000	1,992,689
Nordea North America, Inc.
5/23/05	2.53	10,000,000	9,963,889
SBC Communications, Inc.
6/2/05	2.96	2,000,000	1,989,873
6/6/05	2.98	1,000,000	994,573
6/8/05	3.01	1,000,000	994,352
Scaldis Capital LLC
6/8/05	2.81	6,059,000	6,027,184
Toyota Motor Credit Corp.
9/7/05	3.18	1,000,000	986,176
TOTAL COMMERCIAL PAPER			143,402,252
Federal Agencies - 3.7%

Fannie Mae - 2.5%
Agency Coupons - 2.5%
5/4/05	1.54	5,000,000	5,000,000
5/13/05	1.59	10,000,000	10,000,000
6/3/05	1.84	5,000,000	5,000,000
			20,000,000
Federal Agencies - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Federal Home Loan Bank - 1.2%
Agency Coupons - 1.2%
4/27/05	1.74%	$ 5,000,000	$ 4,998,461
5/16/05	1.65	5,000,000	5,000,000
			9,998,461
TOTAL FEDERAL AGENCIES			29,998,461
Master Notes - 4.1%

Bear Stearns Companies, Inc.
9/12/05	3.34 (e)	3,000,000	3,000,000
General Motors Acceptance Corp. Mortgage Credit
4/1/05	3.29 (c)(e)	5,000,000	5,000,000
4/11/05	3.37 (c)(e)	3,000,000	2,997,200
Goldman Sachs Group, Inc.
4/11/05	2.82 (c)(e)	6,000,000	6,000,000
4/12/05	2.12 (e)	5,000,000	5,000,000
4/14/05	2.85 (c)(e)	5,000,000	5,000,000
5/26/05	2.94 (c)(e)	7,000,000	7,000,000
TOTAL MASTER NOTES			33,997,200
Medium-Term Notes - 19.8%

American International Group, Inc.
12/1/05	3.05	1,000,000	998,696
ASIF Global Financing XXX
4/25/05	2.84 (b)(c)	5,000,000	5,000,000
ASIF II
8/16/05	3.36	10,000,000	10,058,200
Bank of New York Co., Inc.
4/27/05	2.87 (b)(c)	5,000,000	5,000,000
Bayerische Landesbank Girozentrale
5/19/05	2.82 (c)	5,000,000	5,000,000
BMW U.S. Capital LLC
4/15/05	2.82 (c)(e)	1,000,000	1,000,000
GE Capital Assurance Co.
4/1/05	2.81 (c)(e)	5,000,000	5,000,000
General Electric Capital Corp.
4/7/05	2.74 (c)	13,000,000	13,000,000
Medium-Term Notes - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
General Electric Capital Corp. - continued
4/11/05	2.86% (c)	$ 6,500,000	$ 6,501,886
4/18/05	2.93 (c)	9,000,000	9,003,187
HBOS Treasury Services PLC
6/24/05	3.08 (c)	5,000,000	5,000,000
Household Finance Corp.
6/17/05	3.33 (c)	2,500,000	2,501,618
HSBC Finance Corp.
4/25/05	2.84 (c)	3,000,000	3,000,000
KeyCorp.
5/16/05	2.76	11,000,000	11,025,128
Metropolitan Life Insurance Co.
4/6/05	2.74 (b)(c)	1,626,000	1,626,000
Morgan Stanley
4/1/05	2.87 (c)	1,000,000	1,000,000
4/4/05	2.71 (c)	15,000,000	15,000,000
4/15/05	2.81 (c)	3,000,000	3,000,000
4/28/05	2.89 (c)	5,000,000	5,000,000
National City Bank
6/1/05	2.83 (c)	5,000,000	4,999,749
RACERS
4/22/05	2.85 (b)(c)	10,000,000	10,000,000
SBC Communications, Inc.
6/5/05	2.39 (b)	5,000,000	5,014,886
SLM Corp.
6/15/05	3.19 (c)	2,400,000	2,401,372
Verizon Global Funding Corp.
6/15/05	3.12 (c)	15,000,000	15,000,043
Wells Fargo & Co.
4/15/05	2.78 (c)	10,000,000	10,000,000
WestLB AG
4/11/05	2.78 (b)(c)	3,000,000	3,000,000
6/30/05	0.00 (b)(c)	4,000,000	4,000,000
TOTAL MEDIUM-TERM NOTES			162,130,765
Short-Term Notes - 0.6%

New York Life Insurance Co.
4/1/05	2.69 (c)(e)	5,000,000	5,000,000
Municipal Securities - 4.4%
		Principal Amount	Value (Note 1)
Athens-Clarke County Unified Govt. Dev. Auth. Rev. (Univ. of Georgia Athletic Assoc. Proj.) 2.87%, LOC Bank of America NA, VRDN		$ 5,000,000	$ 5,000,000
Catholic Univ. of America 2.99% (Liquidity Facility Wachovia Bank NA), VRDN		10,000,000	10,000,000
Chicago O'Hare Int'l. Arpt. Rev. Series 2001 C, 2.73% 4/4/05, LOC Commerzbank AG, CP		5,400,000	5,400,000
Hayes Green Beach Memorial Hosp. Corp. 2.96%, LOC Fifth Third Bank, Cincinnati, VRDN		3,950,000	3,950,000
Savannah College Art & Design, Inc. Series 2004 BD, 2.86%, LOC Bank of America NA, VRDN		11,760,000	11,760,000
TOTAL MUNICIPAL SECURITIES			36,110,000
Repurchase Agreements - 17.1%
		Maturity Amount
In a joint trading account (Collateralized by U.S. Government Obligations) dated 3/31/05 due 4/1/05 At:
2.89%		$ 1,000,080	1,000,000
2.91%		770,062	770,000
With:
Banc of America Securities LLC At 2.92%, dated 3/31/05 due 4/1/05 (Collateralized by Mortgage Loan Obligations with principal amounts of $19,261,425, 2.31% - 3.82%, 7/25/34 - 7/5/35)		15,001,217	15,000,000
Deutsche Bank Securities, Inc. At 3.01%, dated 3/31/05 due 4/1/05 (Collateralized by Mortgage Loan Obligations with principal amounts of $31,325,227, 3.15% - 3.71%, 4/15/08 - 7/25/34)		30,002,508	30,000,000
Goldman Sachs & Co. At:
2.99%, dated 3/22/05 due 5/24/05 (Collateralized by Mortgage Loan Obligations with principal amounts of $19,354,732, 4.69% - 5.5%, 3/25/34 - 4/25/35) (c)(d)		12,062,790	12,000,000
3%, dated 3/22/05 due 5/24/05 (Collateralized by Equity Securities valued at $5,250,009) (c)(d)		5,026,250	5,000,000
J.P. Morgan Securities, Inc. At 2.88%, dated 3/23/05 due 5/4/05 (Collateralized by Corporate Obligations with principal amounts of $10,275,000, 7.75% - 9%, 8/1/05 - 8/1/12)		10,033,600	10,000,000
Repurchase Agreements - continued
		Maturity Amount	Value (Note 1)
With: - continued
Lehman Brothers, Inc. At 2.96%, dated 3/31/05 due 4/1/05 (Collateralized by Corporate Obligations with principal amounts of $45,045,000, 8.33% - 10.98%, 6/18/12 - 7/25/34)		$ 25,002,056	$ 25,000,000
Merrill Lynch, Pierce, Fenner & Smith At 3.03%, dated 2/1/05 due 4/29/05 (Collateralized by Corporate Obligations with principal amounts of $9,538,000, 6% - 9.75%, 12/15/05 - 6/1/16) (c)(d)		10,073,225	10,000,000
Morgan Stanley & Co. At:
2.88%, dated 3/23/05 due 5/4/05 (Collateralized by Mortgage Loan Obligations with principal amounts of $20,097,198, 0% - 5%, 8/25/11 - 11/25/34)		10,033,600	10,000,000
2.96%, dated 3/31/05 due 4/1/05 (Collateralized by Mortgage Loan Obligations with principal amounts of $5,749,367, 3.32% - 5.5%, 11/15/31 - 8/25/33)		4,000,329	4,000,000
Wachovia Securities, Inc. At 2.95%, dated 3/31/05 due 4/1/05 (Collateralized by Corporate Obligations with principal amounts of $21,689,937, 4.5%, 11/27/34)		17,001,393	17,000,000
TOTAL REPURCHASE AGREEMENTS			139,770,000
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $830,885,849)			830,885,849
NET OTHER ASSETS - (1.4)%			(11,595,506)
NET ASSETS - 100%			$ 819,290,343
Security Type Abbreviations
CP - COMMERCIAL PAPER
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $38,607,403 or 4.7% of net assets.

(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.

(d) The maturity amount is based on the rate at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $44,997,200 or 5.5% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Bear Stearns Companies, Inc. 3.34%, 9/12/05	3/15/05	$ 3,000,000
BMW U.S. Capital LLC 2.82%, 4/15/05	3/22/05	$ 1,000,000
GE Capital Assurance Co. 2.81%, 4/1/05	7/30/04	$ 5,000,000
General Motors Acceptance Corp. Mortgage Credit: 3.29%, 4/1/05	3/1/05	$ 5,000,000
3.37%, 4/11/05	3/7/05	$ 2,997,200
Goldman Sachs Group, Inc.: 2.12%, 4/12/05	9/14/04	$ 5,000,000
2.82%, 4/11/05	1/13/05	$ 6,000,000
2.85%, 4/14/05	2/14/05	$ 5,000,000
2.94%, 5/26/05	8/26/04	$ 7,000,000
New York Life Insurance Co. 2.69%, 4/1/05	2/28/02	$ 5,000,000
Income Tax Information
At September 30, 2004, the fund had a capital loss carryforward of approximately $17,000 of which $10,000 and $7,000 will expire on September 30, 2011 and 2012, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2005 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $139,770,000) (cost $830,885,849) - See accompanying schedule		$ 830,885,849
Cash		357
Interest receivable		2,606,361
Prepaid expenses		2,829
Total assets		833,495,396

Liabilities
Payable for investments purchased	$ 12,589,629
Distributions payable	1,601,146
Other payables and accrued expenses	14,278
Total liabilities		14,205,053

Net Assets		$ 819,290,343
Net Assets consist of:
Paid in capital		$ 819,429,974
Undistributed net investment income		21,783
Accumulated undistributed net realized gain (loss) on investments		(161,414)
Net Assets, for 819,424,732 shares outstanding		$ 819,290,343
Net Asset Value, offering price and redemption price per share ($819,290,343 ÷ 819,424,732 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended March 31, 2005 (Unaudited)

Investment Income
Interest		$ 9,201,047

Expenses
Independent trustees' compensation	$ 2,160
Custodian fees and expenses	9,991
Audit	15,174
Legal	78
Insurance	1,567
Total expenses before reductions	28,970
Expense reductions	(707)	28,263
Net investment income		9,172,784
Net realized gain (loss) on investment securities		(121,776)
Net increase in net assets resulting from operations		$ 9,051,008

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended March 31, 2005 (Unaudited)	Year ended September 30, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 9,172,784	$ 10,337,000
Net realized gain (loss)	(121,776)	(22,240)
Net increase in net assets resulting from operations	9,051,008	10,314,760
Distributions to shareholders from net investment income	(9,168,184)	(10,341,060)
Share transactions at net asset value of $1.00 per share
Reinvestment of distributions	1,413,065	1,577,727
Net increase (decrease) in net assets and shares resulting from share transactions	1,413,065	1,577,727
Total increase (decrease) in net assets	1,295,889	1,551,427

Net Assets
Beginning of period	817,994,454	816,443,027
End of period (including undistributed net investment income of $21,783 and undistributed net investment income of $17,183, respectively)	$ 819,290,343	$ 817,994,454

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended March 31, 2005	Years ended September 30,
	(Unaudited)	2004	2003	2002	2001	2000 D
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.011	.013	.014	.022	.054	.013
Distributions from net investment income	(.011)	(.013)	(.014)	(.022)	(.054)	(.013)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	1.13%	1.27%	1.43%	2.24%	5.51%	1.25%
Ratios to Average Net Assets E
Expenses before expense reductions	.0071% A	.0070%	.0073%	.0076%	.0095%	.0133% A
Expenses net of voluntary waivers, if any	.0071% A	.0070%	.0073%	.0076%	.0095%	.0133% A
Expenses net of all reductions	.0069% A	.0070%	.0073%	.0076%	.0094%	.0133% A
Net investment income	2.25% A	1.27%	1.42%	2.24%	5.40%	6.79% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 819,290	$ 817,994	$ 816,443	$ 765,618	$ 852,435	$ 876,078

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D For the period July 24, 2000 (commencement of operations) to September 30, 2000.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2005 (Unaudited)

1. Significant Accounting Policies.

Fidelity Money Market Central Fund (the fund) is a fund of Fidelity Garrison Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified open-end management investment company organized as a Massachusetts business trust. Shares of the fund are only offered to other investment companies and accounts (the investing funds) managed by Fidelity Management & Research Company (FMR), or its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ -
Unrealized depreciation	-
Net unrealized appreciation (depreciation)	$ -
Cost for federal income tax purposes	$ 830,885,849

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

3. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR, provides the fund with investment management services. The fund does not pay any fees for these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other

Semiannual Report

3. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program - continued

participating funds. The fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Earned (included in interest income)	Interest Expense
Lender	$ 17,598,556	2.13%	$ 9,386	-

4. Expense Reductions.

Through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expense by $707.

5. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the fund.

Semiannual Report

Fidelity® Ultra-Short
Central Fund

Semiannual Report

March 31, 2005

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's website at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

USC-SANN-0505 401915
1.771938.103

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2004 to March 31, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value October 1, 2004	Ending Account Value March 31, 2005	Expenses Paid During Period* October 1, 2004 to March 31, 2005
Actual	$ 1,000.00	$ 1,013.70	$ .02
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,024.91	$ .02

* Expenses are equal to the Fund's annualized expense ratio of .0038%; multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes

Quality Diversification (% of fund's net assets)
As of March 31, 2005*	As of September 30, 2004**
U.S. Government and U.S. Government Agency Obligations 8.3%	U.S. Government and U.S. Government Agency Obligations 16.4%
AAA 23.0%	AAA 21.2%
AA 12.8%	AA 11.0%
A 14.4%	A 18.0%
BBB 7.9%	BBB 8.5%
BB and Below 0.2%	BB and Below 0.2%
Not Rated 2.6%	Not Rated 0.7%
Short-Term Investments and Net Other Assets 30.8%	Short-Term Investments and Net Other Assets 24.0%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. Securities rated BB or below were rated investment grade at the time of acquisition.

Average Years to Maturity as of March 31, 2005
6 months ago
Years	1.7	1.5
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of March 31, 2005
6 months ago
Years	0.1	0.2

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of March 31, 2005*		As of September 30, 2004**
	Corporate Bonds 3.6%		Corporate Bonds 4.1%
	U.S. Government and U.S. Government Agency Obligations 8.3%		U.S. Government and U.S. Government Agency Obligations 16.4%
	Asset-Backed Securities 36.2%		Asset-Backed Securities 37.7%
	CMOs and Other Mortgage Related Securities 21.1%		CMOs and Other Mortgage Related Securities 17.8%
	Short-Term Investments and Net Other Assets 30.8%		Short-Term Investments and Net Other Assets 24.0%
* Foreign investments	3.9%	** Foreign investments	4.2%
* Futures and Swaps	(3.2)%	** Futures and Swaps	(6.4)%

Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

Semiannual Report

Investments March 31, 2005

Showing Percentage of Net Assets

Nonconvertible Bonds - 3.6%
	Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY - 1.4%
Auto Components - 0.4%
DaimlerChrysler NA Holding Corp.:
3.45% 9/10/07 (e)	$ 16,665,000	$ 16,684,898
3.47% 5/24/06 (e)	4,700,000	4,719,284
		21,404,182
Media - 1.0%
AOL Time Warner, Inc. 5.625% 5/1/05	15,000,000	15,022,950
Continental Cablevision, Inc. 8.3% 5/15/06	8,000,000	8,312,632
Cox Communications, Inc. 3.55% 12/14/07 (b)(e)	12,140,000	12,211,031
Liberty Media Corp. 4.51% 9/17/06 (e)	17,000,000	17,225,760
Time Warner, Inc. 7.75% 6/15/05	7,500,000	7,563,068
		60,335,441
TOTAL CONSUMER DISCRETIONARY		81,739,623
FINANCIALS - 1.0%
Capital Markets - 0.2%
State Street Capital Trust II 3.2944% 2/15/08 (e)	10,000,000	10,033,350
Commercial Banks - 0.3%
Wells Fargo & Co. 3% 3/10/08 (e)	16,600,000	16,586,670
Consumer Finance - 0.5%
General Motors Acceptance Corp.:
3.92% 10/20/05 (e)	14,765,000	14,731,262
4.75% 5/19/05 (e)	6,855,000	6,858,098
Household Finance Corp. 8% 5/9/05	11,000,000	11,051,700
		32,641,060
Real Estate - 0.0%
Regency Centers LP 7.125% 7/15/05	700,000	707,324
TOTAL FINANCIALS		59,968,404
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 1.0%
British Telecommunications PLC 7.875% 12/15/05	18,145,000	18,659,792
Deutsche Telekom International Finance BV 8.25% 6/15/05	16,638,000	16,798,474
France Telecom SA 7.45% 3/1/06 (a)	5,600,000	5,773,281
GTE Corp. 6.36% 4/15/06	9,000,000	9,203,166
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Sprint Capital Corp. 4.78% 8/17/06	$ 6,000,000	$ 6,036,900
Telefonica Europe BV 7.35% 9/15/05	4,500,000	4,576,968
		61,048,581
Wireless Telecommunication Services - 0.1%
AT&T Wireless Services, Inc. 7.35% 3/1/06	5,500,000	5,670,764
TOTAL TELECOMMUNICATION SERVICES		66,719,345
UTILITIES - 0.1%
Gas Utilities - 0.1%
NiSource Finance Corp. 7.625% 11/15/05	9,250,000	9,462,491
TOTAL NONCONVERTIBLE BONDS (Cost $218,124,018)		217,889,863
U.S. Government Agency Obligations - 4.1%

Fannie Mae:
1.55% 5/4/05	90,000,000	89,878,680
1.8% 5/27/05	60,000,000	59,885,280
Federal Home Loan Bank 1.35% 4/29/05	90,000,000	89,882,643
Freddie Mac 0% 4/19/05 (d)	5,000,000	4,993,250
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $244,994,771)		244,639,853
Asset-Backed Securities - 36.4%

Accredited Mortgage Loan Trust:
Series 2004-2 Class A2, 3.15% 7/25/34 (e)	9,396,639	9,396,547
Series 2004-3 Class 2A4, 3.2% 10/25/34 (e)	10,915,000	10,963,781
Series 2004-4:
Class A2D, 3.2% 1/25/35 (e)	4,085,693	4,097,775
Class M2, 3.9% 1/25/35 (e)	1,425,000	1,453,939
Class M3, 4.1% 1/25/35 (e)	550,000	567,826
Series 2005-1:
Class M1, 3.32% 4/25/35 (e)	11,280,000	11,279,977
Class M2, 3.54% 4/25/35 (e)	5,275,000	5,274,989
ACE Securities Corp.:
Series 2002-HE1:
Class A, 3.19% 6/25/32 (e)	399,301	399,385
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
ACE Securities Corp.: - continued
Series 2002-HE1: - continued
Class M1, 3.5% 6/25/32 (e)	$ 2,110,000	$ 2,119,472
Series 2002-HE2 Class M1, 3.7% 8/25/32 (e)	21,525,000	21,640,949
Series 2003-FM1 Class M2, 4.7% 11/25/32 (e)	3,015,000	3,069,832
Series 2003-HS1:
Class M1, 3.6% 6/25/33 (e)	800,000	804,678
Class M2, 4.6% 6/25/33 (e)	856,000	873,383
Series 2003-NC1 Class M1, 3.63% 7/25/33 (e)	1,600,000	1,615,193
Series 2004-HE1:
Class M1, 3.35% 2/25/34 (e)	2,193,000	2,193,319
Class M2, 3.95% 2/25/34 (e)	2,475,000	2,476,011
Series 2004-OP1:
Class M1, 3.37% 4/25/34 (e)	4,420,000	4,424,555
Class M2, 3.9% 4/25/34 (e)	6,240,000	6,251,383
Series 2005-HE2:
Class M1, 3.25% 4/25/35 (e)	1,530,000	1,530,000
Class M2, 3.26% 4/25/35 (e)	1,803,000	1,803,000
Class M3, 3.29% 4/25/35 (e)	1,040,000	1,040,000
Class M4, 3.45% 4/25/35 (e)	1,340,000	1,340,000
Class M5, 3.49% 4/25/35 (e)	1,230,000	1,230,000
Series 2005-SD1 Class A1, 3.25% 11/25/50 (e)	3,391,798	3,392,854
Aesop Funding II LLC Series 2005-1A Class A2, 2.91% 4/20/09 (b)(e)	8,800,000	8,800,000
American Express Credit Account Master Trust:
Series 2002-4 Class B, 3.12% 2/15/08 (e)	10,000,000	10,006,224
Series 2002-6 Class B, 3.26% 3/15/10 (e)	5,000,000	5,037,018
Series 2004-1 Class B, 3.06% 9/15/11 (e)	5,775,000	5,800,033
Series 2004-C Class C, 3.31% 2/15/12 (b)(e)	19,330,880	19,371,780
Series 2005-1 Class A, 3.15% 10/15/12 (e)	15,455,000	15,455,000
AmeriCredit Automobile Receivables Trust:
Series 2002-EM Class A4A, 3.67% 6/8/09	25,000,000	24,942,495
Series 2003-AM:
Class A3B, 3.1156% 6/6/07 (e)	2,896,699	2,898,520
Class A4B, 3.2156% 11/6/09 (e)	12,400,000	12,458,631
Series 2003-BX Class A4B, 3.1256% 1/6/10 (e)	3,265,000	3,279,301
Series 2003-CF Class A3, 2.75% 10/9/07	17,500,000	17,443,055
Ameriquest Mortgage Securities, Inc.:
Series 2002-3 Class M1, 3.55% 8/25/32 (e)	3,976,813	3,996,505
Series 2002-AR1 Class M2, 4.15% 9/25/32 (e)	1,698,000	1,700,909
Series 2003-1:
Class A2, 3.26% 2/25/33 (e)	1,156,859	1,160,405
Class M1, 3.75% 2/25/33 (e)	3,330,000	3,393,338
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Ameriquest Mortgage Securities, Inc.: - continued
Series 2003-3:
Class M1, 3.65% 3/25/33 (e)	$ 1,590,000	$ 1,609,740
Class S, 5% 9/25/05 (f)	4,457,447	89,136
Series 2003-6:
Class AV3, 3.17% 8/25/33 (e)	1,327,358	1,327,981
Class M1, 3.61% 8/25/33 (e)	7,560,000	7,612,909
Class M2, 4.7% 5/25/33 (e)	2,750,000	2,804,297
Series 2003-AR1 Class M1, 4% 1/25/33 (e)	7,000,000	7,083,417
Series 2004-R2:
Class M1, 3.28% 4/25/34 (e)	1,230,000	1,229,987
Class M2, 3.33% 4/25/34 (e)	950,000	949,990
Class M3, 3.4% 4/25/34 (e)	3,500,000	3,499,963
Class M4, 3.9% 4/25/34 (e)	4,500,000	4,499,947
Series 2004-R9 Class A3, 3.17% 10/25/34 (e)	9,340,000	9,368,948
Series 2005-R1:
Class M1, 3.3% 3/25/35 (e)	5,710,000	5,709,936
Class M2, 3.33% 3/25/35 (e)	1,925,000	1,924,978
Series 2005-R2 Class M1, 3.05% 4/25/35 (e)	12,500,000	12,500,000
Amortizing Residential Collateral Trust:
Series 2002-BC3 Class A, 3.18% 6/25/32 (e)	2,948,986	2,960,407
Series 2002-BC6 Class M1, 3.6% 8/25/32 (e)	24,900,000	25,133,719
Series 2002-BC7:
Class M1, 3.45% 10/25/32 (e)	10,000,000	10,096,880
Class M2, 3.75% 10/25/32 (e)	5,575,000	5,619,497
Series 2003-BC1 Class M2, 3.95% 1/25/32 (e)	2,480,000	2,487,082
AQ Finance NIMS Trust Series 2003-N6A Class NOTE, 3.15% 5/25/10 (b)(e)	147,584	146,846
ARG Funding Corp.:
Series 2005-1A Class A2, 3.15% 4/20/09 (b)(e)	11,000,000	11,000,000
Series 2005-2A Class A2, 2.96% 5/20/11 (b)(c)(e)	5,200,000	5,200,000
Argent Securities, Inc.:
Series 2003-W3 Class M2, 4.65% 9/25/33 (e)	20,000,000	20,679,990
Series 2003-W7 Class A2, 3.24% 3/1/34 (e)	5,921,876	5,935,543
Series 2004-W5 Class M1, 3.45% 4/25/34 (e)	3,960,000	3,964,942
Series 2004-W7:
Class M1, 3.4% 5/25/34 (e)	4,085,000	4,084,955
Class M2, 3.45% 5/25/34 (e)	3,320,000	3,319,964
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2002-HE2 Class M2, 3.94% 8/15/32 (e)	978,000	981,689
Series 2003-HE2:
Class A2, 3.19% 4/15/33 (e)	2,785,013	2,787,528
Class M1, 3.71% 4/15/33 (e)	9,000,000	9,061,993
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Asset Backed Securities Corp. Home Equity Loan Trust: - continued
Series 2003-HE3:
Class M1, 3.64% 6/15/33 (e)	$ 2,185,000	$ 2,203,617
Class M2, 4.81% 6/15/33 (e)	10,000,000	10,272,870
Series 2003-HE4 Class M2, 4.81% 8/15/33 (e)	5,695,000	5,829,597
Series 2003-HE5 Class A2A, 3.17% 8/15/33 (e)	4,106,327	4,110,265
Series 2003-HE6 Class M1, 3.5% 11/25/33 (e)	3,475,000	3,501,870
Series 2004-HE3:
Class M1, 3.39% 6/25/34 (e)	1,450,000	1,450,499
Class M2, 3.97% 6/25/34 (e)	3,350,000	3,351,049
Series 2004-HE6 Class A2, 3.21% 6/25/34 (e)	22,252,288	22,252,084
Series 2005-HE2:
Class M1, 3.17% 3/25/35 (e)	8,250,000	8,263,606
Class M2, 3.22% 3/25/35 (e)	2,065,000	2,068,913
Bank One Issuance Trust:
Series 2002-B1 Class B1, 3.19% 12/15/09 (e)	20,655,000	20,758,153
Series 2002-B2 Class B2, 3.15% 5/15/08 (e)	15,000,000	15,007,998
Series 2002-B3 Class B, 3.17% 8/15/08 (e)	14,500,000	14,517,197
Series 2002-C1 Class C1, 3.77% 12/15/09 (e)	7,980,000	8,082,101
Series 2002-C2 Class C2, 3.8% 5/15/08 (e)	35,785,000	35,905,066
Bayview Financial Acquisition Trust Series 2004-C Class A1, 3.09% 5/28/44 (e)	10,124,498	10,127,662
Bayview Financial Asset Trust Series 2000-F Class A, 3.17% 9/28/43 (e)	11,117,634	11,134,741
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 3.12% 2/28/44 (e)	6,800,322	6,807,558
Bear Stearns Asset Backed Securities I Series 2005-HE2:
Class M1, 3.35% 2/25/35 (e)	6,655,000	6,655,000
Class M2, 3.6% 2/25/35 (e)	2,430,000	2,430,000
Capital Auto Receivables Asset Trust:
Series 2002-5 Class B, 2.8% 4/15/08	3,919,924	3,892,013
Series 2003-1 Class B, 3.28% 6/15/10 (b)(e)	7,624,280	7,650,636
Series 2003-2 Class B, 3.09% 1/15/09 (e)	3,555,722	3,562,003
Capital One Auto Finance Trust:
Series 2003-A Class A4B, 3.09% 1/15/10 (e)	9,630,000	9,661,975
Series 2004-B Class A4, 2.92% 8/15/11 (e)	16,300,000	16,295,196
Capital One Master Trust:
Series 1999-3 Class B, 3.29% 9/15/09 (e)	5,000,000	5,006,308
Series 2001-1 Class B, 3.32% 12/15/10 (e)	19,500,000	19,662,692
Series 2001-8A Class B, 3.36% 8/17/09 (e)	9,585,000	9,646,320
Series 2002-3A Class B, 4.55% 2/15/08	10,000,000	10,004,869
Series 2002-4A Class B, 3.31% 3/15/10 (e)	6,000,000	6,034,811
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Capital One Multi-Asset Execution Trust:
Series 2002-B1 Class B1, 3.49% 7/15/08 (e)	$ 17,705,000	$ 17,730,812
Series 2003-B1 Class B1, 3.98% 2/17/09 (e)	15,470,000	15,622,875
Capital Trust Ltd. Series 2004-1:
Class A2, 3.3% 7/20/39 (b)(e)	2,968,000	2,968,000
Class B, 3.6% 7/20/39 (b)(e)	1,550,000	1,550,000
Class C, 3.95% 7/20/39 (b)(e)	1,994,000	1,994,000
CDC Mortgage Capital Trust:
Series 2001-HE1 Class M1, 3.88% 1/25/32 (e)	4,244,221	4,266,966
Series 2002-HE2 Class M1, 3.55% 1/25/33 (e)	9,999,980	10,046,335
Series 2002-HE3:
Class M1, 3.95% 3/25/33 (e)	21,499,948	21,915,996
Class M2, 5.1% 3/25/33 (e)	9,968,976	10,205,344
Series 2003-HE1:
Class M1, 3.75% 8/25/33 (e)	1,989,998	2,000,234
Class M2, 4.8% 8/25/33 (e)	4,369,996	4,442,643
Series 2003-HE2 Class A, 3.2% 10/25/33 (e)	4,242,292	4,259,070
Series 2003-HE3:
Class M1, 3.55% 11/25/33 (e)	2,254,989	2,277,809
Class M2, 4.6% 11/25/33 (e)	1,719,992	1,760,408
Series 2004-HE2 Class M2, 4.05% 7/26/34 (e)	2,345,000	2,344,970
Chase Credit Card Owner Trust:
Series 2001-6 Class B, 3.29% 3/16/09 (e)	1,305,000	1,312,676
Series 2002-2 Class C, 3.71% 7/16/07 (e)	13,818,000	13,821,374
Series 2002-4 Class B, 3.12% 10/15/07 (e)	12,000,000	12,002,196
Series 2002-6 Class B, 3.16% 1/15/08 (e)	11,850,000	11,857,558
Series 2004-1 Class B, 3.01% 5/15/09 (e)	4,105,000	4,104,147
Citibank Credit Card Issuance Trust:
Series 2000-C2 Class C2, 3.31% 10/15/07 (e)	17,500,000	17,529,468
Series 2001-B2 Class B2, 2.93% 12/10/08 (e)	11,945,000	12,014,624
Series 2002-B1 Class B1, 3.39% 6/25/09 (e)	9,010,000	9,051,129
Series 2002-C1 Class C1, 3.76% 2/9/09 (e)	17,500,000	17,725,649
Series 2003-B1 Class B1, 3.25% 3/7/08 (e)	25,000,000	25,067,198
Series 2003-C1 Class C1, 3.69% 4/7/10 (e)	17,785,000	18,216,076
Citigroup Mortgage Loan Trust Series 2003-HE4 Class A, 3.26% 12/25/33 (b)(e)	8,992,786	8,993,719
Countrywide Home Loans, Inc.:
Series 2002-6 Class AV1, 3.28% 5/25/33 (e)	2,084,149	2,089,417
Series 2003-BC1 Class M2, 4.85% 9/25/32 (e)	11,065,000	11,231,747
Series 2003-SD3 Class A1, 3.27% 12/25/32 (b)(e)	1,386,368	1,394,449
Series 2004-2 Class M1, 3.35% 5/25/34 (e)	5,200,000	5,211,775
Series 2004-3:
Class 3A4, 3.1% 8/25/34 (e)	672,000	668,692
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Countrywide Home Loans, Inc.: - continued
Class M1, 3.35% 6/25/34 (e)	$ 1,475,000	$ 1,476,444
Series 2004-4:
Class A, 3.22% 8/25/34 (e)	3,595,851	3,599,487
Class M1, 3.33% 7/25/34 (e)	3,650,000	3,664,180
Class M2, 3.38% 6/25/34 (e)	4,395,000	4,411,414
Series 2005-1:
Class 1AV2, 3% 5/25/35 (e)	8,780,000	8,780,000
Class M1, 3.24% 9/25/35 (e)	19,600,000	19,600,000
Class MV1, 3.25% 7/25/35 (e)	3,135,000	3,132,061
Class MV2, 3.24% 5/25/35 (e)	3,765,000	3,763,235
Class MV3, 3.25% 5/25/35 (e)	1,560,000	1,559,269
Series 2005-3 Class MV1, 3.27% 3/25/35 (e)	11,125,000	11,125,000
Series 2005-AB1 Class A2, 3.03% 5/25/35 (e)	17,520,000	17,525,475
CS First Boston Mortgage Securities Corp.:
Series 2003-8 Class A2, 3.24% 4/25/34 (e)	3,535,654	3,552,287
Series 2004-FRE1:
Class A2, 3.2% 4/25/34 (e)	4,313,568	4,313,529
Class M3, 3.5% 4/25/34 (e)	5,885,000	5,884,936
Discover Card Master Trust I:
Series 2000-2 Class B, 3.18% 9/18/07 (e)	10,000,000	10,000,531
Series 2003-4 Class B1, 3.14% 5/16/11 (e)	8,155,000	8,204,069
Fannie Mae guaranteed REMIC pass thru certificates:
Series 2002-T15 Class S1, 5.25% 4/25/05 (f)	20,812,207	2
Series 2004-T5 Class AB3, 2.8394% 5/28/35 (e)	9,513,363	9,516,669
Fieldstone Mortgage Investment Corp.:
Series 2003-1:
Class M1, 3.53% 11/25/33 (e)	1,300,000	1,313,576
Class M2, 4.6% 11/25/33 (e)	700,000	721,670
Series 2004-1 Class M2, 3.95% 1/25/35 (e)	3,700,000	3,748,436
Series 2004-2 Class M2, 4% 7/25/34 (e)	9,890,000	9,889,885
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 3.4% 3/25/34 (e)	400,000	401,635
Class M4, 3.75% 3/25/34 (e)	300,000	303,259
Class M6, 4.1% 3/25/34 (e)	400,000	403,825
First USA Credit Card Master Trust Series 2001-4 Class B, 3.17% 1/12/09 (e)	15,000,000	15,045,977
First USA Secured Note Trust Series 2001-3 Class C, 3.9% 11/19/08 (b)(e)	11,580,000	11,661,421
Fleet Credit Card Master Trust II Series 2002-A Class B, 3.15% 10/15/07 (e)	10,000,000	10,000,531
Ford Credit Auto Owner Trust Series 2003-B Class B2, 3.24% 10/15/07 (e)	19,600,000	19,687,251
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Fremont Home Loan Trust:
Series 2004-1:
Class 1A1, 3.07% 2/25/34 (e)	$ 3,870,278	$ 3,870,245
Class M1, 3.3% 2/25/34 (e)	750,000	749,992
Class M2, 3.35% 2/25/34 (e)	800,000	799,992
Series 2004-C Class 2A2, 3.4% 8/25/34 (e)	10,000,000	10,086,508
Series 2005-A:
Class 2A2, 3.09% 2/25/35 (e)	11,850,000	11,867,571
Class M1, 3.28% 1/25/35 (e)	1,603,000	1,604,964
Class M2, 3.31% 1/25/35 (e)	2,325,000	2,328,669
Class M3, 3.34% 1/25/35 (e)	1,250,000	1,251,936
Class M4, 3.53% 1/25/35 (e)	925,000	927,487
Class M5, 3.55% 1/25/35 (e)	925,000	928,181
Class M6, 3.63% 1/25/35 (e)	1,125,000	1,127,563
GE Business Loan Trust Series 2003-1 Class A, 3.24% 4/15/31 (b)(e)	6,019,938	6,061,621
Gracechurch Card Funding PLC:
Series 5:
Class B, 3.04% 8/15/08 (e)	1,520,000	1,521,832
Class C, 3.74% 8/15/08 (e)	5,580,000	5,607,945
Series 6 Class B, 3% 2/17/09 (e)	1,030,000	1,031,120
GSAMP Trust:
Series 2002-HE Class M1, 4.1% 11/20/32 (e)	3,017,000	3,083,794
Series 2002-NC1:
Class A2, 3.17% 7/25/32 (e)	1,071,303	1,082,981
Class M1, 3.49% 7/25/32 (e)	8,861,000	8,971,764
Series 2003-FM1 Class M1, 3.67% 3/20/33 (e)	15,000,000	15,183,921
Series 2004-FF3 Class M2, 3.99% 5/25/34 (e)	4,650,000	4,650,024
Series 2004-FM1:
Class M1, 3.5% 11/25/33 (e)	2,865,000	2,864,969
Class M2, 4.25% 11/25/33 (e)	1,975,000	2,010,617
Series 2004-FM2:
Class M1, 3.35% 1/25/34 (e)	3,500,000	3,499,963
Class M2, 3.95% 1/25/34 (e)	1,500,000	1,499,982
Class M3, 4.15% 1/25/34 (e)	1,500,000	1,499,982
Series 2004-HE1:
Class M1, 3.4% 5/25/34 (e)	4,045,000	4,044,956
Class M2, 4% 5/25/34 (e)	1,750,000	1,770,385
Class M3, 4.25% 5/25/34 (e)	1,250,000	1,271,370
Series 2005-HE2 Class M, 3.23% 3/25/35 (e)	8,780,000	8,780,000
Series 2005-NC1 Class M1, 3.3% 2/25/35 (e)	9,010,000	9,009,984
Home Equity Asset Trust:
Series 2002-2 Class M1, 3.65% 6/25/32 (e)	10,000,000	10,033,640
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Home Equity Asset Trust: - continued
Series 2002-3 Class A5, 3.29% 2/25/33 (e)	$ 2,239,734	$ 2,241,028
Series 2002-4:
Class A3, 3.33% 3/25/33 (e)	3,244,465	3,248,864
Class M2, 4.9% 3/25/33 (e)	1,850,000	1,880,199
Series 2002-5:
Class A3, 3.37% 5/25/33 (e)	4,849,103	4,883,041
Class M1, 4.05% 5/25/33 (e)	13,800,000	14,106,854
Series 2003-1:
Class A2, 3.32% 6/25/33 (e)	6,998,761	7,014,506
Class M1, 3.85% 6/25/33 (e)	5,700,000	5,737,233
Series 2003-2:
Class A2, 3.23% 8/25/33 (e)	421,596	423,446
Class M1, 3.73% 8/25/33 (e)	2,245,000	2,273,827
Series 2003-3:
Class A2, 3.21% 8/25/33 (e)	3,118,703	3,132,214
Class M1, 3.71% 8/25/33 (e)	8,185,000	8,285,727
Series 2003-4:
Class M1, 3.65% 10/25/33 (e)	3,415,000	3,447,548
Class M2, 4.75% 10/25/33 (e)	4,040,000	4,097,947
Series 2003-5:
Class A2, 3.2% 12/25/33 (e)	9,095,358	9,131,533
Class M1, 3.55% 12/25/33 (e)	3,175,000	3,204,384
Class M2, 4.58% 12/25/33 (e)	1,345,000	1,383,726
Series 2003-7 Class A2, 3.23% 3/25/34 (e)	4,434,827	4,445,480
Series 2004-2 Class A2, 3.14% 7/25/34 (e)	8,318,490	8,318,558
Series 2004-3:
Class M1, 3.42% 8/25/34 (e)	2,015,000	2,014,978
Class M2, 4.05% 8/25/34 (e)	2,200,000	2,199,973
Class M3, 4.3% 8/25/34 (e)	950,000	949,988
Series 2004-4 Class A2, 3.17% 10/25/34 (e)	10,757,939	10,801,376
Series 2004-6 Class A2, 3.2% 12/25/34 (e)	11,560,938	11,598,095
Series 2004-7 Class A3, 3.24% 1/25/35 (e)	3,508,524	3,526,774
Series 2005-1:
Class M1, 3.28% 5/25/35 (e)	9,705,000	9,712,404
Class M2, 3.3% 5/25/35 (e)	5,780,000	5,779,937
Class M3, 3.35% 5/25/35 (e)	5,825,000	5,824,937
Series 2005-2:
Class 2A2, 3.06% 7/25/35 (c)(e)	13,170,000	13,170,000
Class M1, 3.31% 7/25/35 (c)(e)	6,385,000	6,385,000
Household Affinity Credit Card Master Note Trust I Series 2003-3 Class B, 3.1% 8/15/08 (e)	10,000,000	10,016,138
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Household Credit Card Master Trust I Series 2002-1 Class B, 3.46% 7/15/08 (e)	$ 22,589,000	$ 22,640,684
Household Home Equity Loan Trust:
Series 2002-2 Class A, 3.15% 4/20/32 (e)	3,414,440	3,419,938
Series 2002-3 Class A, 3.3% 7/20/32 (e)	2,738,511	2,743,892
Series 2003-1 Class M, 3.48% 10/20/32 (e)	977,309	978,999
Series 2003-2:
Class A, 3.18% 9/20/33 (e)	3,598,873	3,607,385
Class M, 3.43% 9/20/33 (e)	1,692,368	1,696,563
Series 2004-1 Class M, 3.37% 9/20/33 (e)	3,370,616	3,377,650
Household Mortgage Loan Trust:
Series 2003-HC1 Class M, 3.5% 2/20/33 (e)	2,228,700	2,238,978
Series 2004-HC1:
Class A, 3.2% 2/20/34 (e)	6,980,705	6,999,743
Class M, 3.35% 2/20/34 (e)	4,220,559	4,223,398
Household Private Label Credit Card Master Note Trust I:
Series 2002-1 Class B, 3.36% 1/18/11 (e)	8,850,000	8,870,158
Series 2002-2:
Class A, 2.98% 1/18/11 (e)	9,000,000	9,013,649
Class B, 3.36% 1/18/11 (e)	14,275,000	14,370,697
Series 2002-3 Class B, 4.06% 9/15/09 (e)	4,150,000	4,170,513
Ikon Receivables Funding LLC Series 2003-1 Class A3A, 3.05% 12/17/07 (e)	4,536,038	4,537,623
IXIS Real Estate Capital Trust Series 2005-HE1:
Class A1, 3.1% 6/25/35 (e)	13,484,634	13,484,634
Class M1, 3.32% 6/25/35 (e)	4,100,000	4,100,000
Class M2, 3.34% 6/25/35 (e)	2,775,000	2,775,000
Class M3, 3.37% 6/25/35 (e)	1,975,000	1,975,000
Class M4, 3.55% 6/25/35 (e)	4,940,000	4,940,000
Class M5, 3.58% 6/25/35 (e)	3,020,000	3,020,000
Keycorp Student Loan Trust Series 1999-A Class A2, 3.42% 12/27/09 (e)	17,060,109	17,132,428
Long Beach Mortgage Loan Trust:
Series 2002-4 Class 2S1, 5.25% 4/25/05 (f)	19,201,500	2
Series 2003-1 Class A2, 3.25% 3/25/33 (e)	261,799	261,939
Series 2003-2:
Class AV, 3.17% 6/25/33 (e)	770,184	770,908
Class M1, 3.67% 6/25/33 (e)	19,500,000	19,668,876
Series 2003-3 Class M1, 3.6% 7/25/33 (e)	7,770,000	7,845,129
Series 2004-2:
Class M1, 3.38% 6/25/34 (e)	4,275,000	4,286,307
Class M2, 3.93% 6/25/34 (e)	2,800,000	2,837,462
Series 2005-2 Class 2A2, 3.03% 4/25/35 (c)(e)	12,000,000	12,000,000
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
MASTR Asset Backed Securities Trust:
Series 2003-NC1:
Class M1, 3.58% 4/25/33 (e)	$ 3,500,000	$ 3,530,403
Class M2, 4.7% 4/25/33 (e)	1,500,000	1,537,719
Series 2004-FRE1 Class M1, 3.4% 7/25/34 (e)	5,223,000	5,249,397
MBNA Asset Backed Note Trust Series 2000-K Class C, 3.61% 3/17/08 (b)(e)	7,250,000	7,272,475
MBNA Credit Card Master Note Trust:
Series 2001-B1 Class B1, 3.185% 10/15/08 (e)	30,000,000	30,061,371
Series 2001-B2 Class B2, 3.17% 1/15/09 (e)	30,353,000	30,451,693
Series 2002-B2 Class B2, 3.19% 10/15/09 (e)	20,000,000	20,103,662
Series 2002-B3 Class B3, 3.21% 1/15/08 (e)	15,000,000	15,008,738
Series 2002-B4 Class B4, 3.31% 3/15/10 (e)	14,800,000	14,931,661
Series 2003-B2 Class B2, 3.2% 10/15/10 (e)	1,530,000	1,541,514
Series 2003-B3 Class B3, 3.185% 1/18/11 (e)	1,130,000	1,136,027
Series 2003-B5 Class B5, 3.18% 2/15/11 (e)	705,000	710,852
MBNA Master Credit Card Trust II:
Series 1998-E Class B, 2.99% 9/15/10 (e)	7,800,000	7,848,716
Series 1998-G Class B, 3.21% 2/17/09 (e)	20,000,000	20,054,476
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 3.35% 7/25/34 (e)	2,125,000	2,124,978
Class M2, 3.4% 7/25/34 (e)	375,000	374,996
Class M3, 3.8% 7/25/34 (e)	775,000	774,991
Class M4, 3.95% 7/25/34 (e)	525,000	524,994
Merrill Lynch Mortgage Investors, Inc. Series 2003-HE1 Class M1, 3.55% 7/25/34 (e)	2,321,000	2,337,100
Morgan Stanley ABS Capital I, Inc.:
Series 2002-NC6 Class M2, 4.95% 11/25/32 (e)	2,370,000	2,452,726
Series 2003-HE1 Class M2, 4.75% 5/25/33 (e)	6,185,000	6,262,744
Series 2003-NC5 Class M2, 4.85% 4/25/33 (e)	2,800,000	2,845,996
Series 2003-NC6 Class M2, 4.8% 6/27/33 (e)	12,835,000	13,206,795
Series 2003-NC7:
Class M1, 3.55% 6/25/33 (e)	1,785,000	1,793,096
Class M2, 4.7% 6/25/33 (e)	1,000,000	1,020,316
Series 2003-NC8 Class M1, 3.55% 9/25/33 (e)	2,350,000	2,368,296
Series 2004-HE6 Class A2, 3.19% 8/25/34 (e)	9,697,170	9,699,430
Series 2004-NC6 Class A2, 3.19% 7/25/34 (e)	4,511,268	4,524,645
Series 2005-1:
Class M2, 3.32% 12/25/34 (e)	4,425,000	4,432,537
Class M3, 3.37% 12/25/34 (e)	4,000,000	4,003,352
Class M4, 3.55% 12/25/34 (e)	787,000	788,648
Series 2005-HE1:
Class A3B, 3.07% 12/25/34 (e)	3,885,000	3,890,214
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Morgan Stanley ABS Capital I, Inc.: - continued
Series 2005-HE1:
Class M1, 3.3% 12/25/34 (e)	$ 1,100,000	$ 1,104,411
Class M2, 3.32% 12/25/34 (e)	2,970,000	2,991,811
Series 2005-HE2:
Class M1, 3.1713% 1/25/35 (e)	2,665,000	2,665,000
Class M2, 3.2113% 1/25/35 (e)	1,900,000	1,900,000
Series 2005-NC1:
Class M1, 3.29% 1/25/35 (e)	2,425,000	2,436,718
Class M2, 3.32% 1/25/35 (e)	2,425,000	2,429,184
Class M3, 3.36% 1/25/35 (e)	2,425,000	2,429,151
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-AM1:
Class M1, 3.7% 2/25/32 (e)	1,510,288	1,521,369
Class M2, 4.25% 2/25/32 (e)	10,149,500	10,247,986
Series 2001-NC3 Class M2, 4.35% 10/25/31 (e)	3,421,505	3,448,485
Series 2001-NC4:
Class M1, 3.85% 1/25/32 (e)	3,827,881	3,852,321
Class M2, 4.5% 1/25/32 (e)	1,645,000	1,657,533
Series 2002-AM3 Class A3, 3.34% 2/25/33 (e)	2,335,787	2,341,460
Series 2002-HE1 Class M1, 3.45% 7/25/32 (e)	2,700,000	2,722,985
Series 2002-HE2:
Class M1, 3.55% 8/25/32 (e)	9,925,000	9,984,594
Class M2, 4.1% 8/25/32 (e)	1,550,000	1,561,553
Series 2002-NC3 Class A3, 3.19% 8/25/32 (e)	1,312,836	1,316,867
Series 2002-NC5 Class M3, 4.65% 10/25/32 (e)	920,000	941,259
Series 2002-OP1 Class M1, 3.6% 9/25/32 (e)	1,545,000	1,557,643
Series 2003-NC1:
Class M1, 3.9% 11/25/32 (e)	2,555,000	2,578,763
Class M2, 4.9% 11/25/32 (e)	1,880,000	1,904,715
New Century Home Equity Loan Trust:
Series 2003-2:
Class A2, 3.28% 1/25/33 (e)	1,053,899	1,054,938
Class M2, 4.85% 1/25/33 (e)	4,600,000	4,683,841
Series 2003-6 Class M1, 3.57% 1/25/34 (e)	5,180,000	5,219,817
Series 2005-1:
Class M1, 3.3% 3/25/35 (e)	4,395,000	4,398,716
Class M2, 3.33% 3/25/35 (e)	4,395,000	4,400,501
Class M3, 3.37% 3/25/35 (e)	2,120,000	2,123,508
Nissan Auto Lease Trust:
Series 2003-A Class A3A, 2.95% 6/15/09 (e)	17,318,284	17,336,503
Series 2004-A Class A4A, 2.88% 6/15/10 (e)	10,570,000	10,583,529
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
NovaStar Home Equity Loan Series 2004-1:
Class M1, 3.3% 6/25/34 (e)	$ 1,450,000	$ 1,451,233
Class M4, 3.825% 6/25/34 (e)	2,435,000	2,442,912
Ocala Funding LLC Series 2005-1A Class A, 1.5% 3/20/10 (e)	3,675,000	3,675,000
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M1, 3.48% 9/25/34 (e)	2,940,000	2,960,090
Class M2, 3.53% 9/25/34 (e)	1,755,000	1,767,303
Class M3, 4.1% 9/25/34 (e)	3,355,000	3,400,666
Class M4, 4.3% 9/25/34 (e)	4,700,000	4,781,652
Series 2004-WCW2 Class A2, 3.23% 10/25/34 (e)	10,791,937	10,837,645
Series 2005-WCH1:
Class A3B, 3.07% 1/25/35 (e)	2,775,000	2,780,987
Class M2, 3.37% 1/25/35 (e)	4,175,000	4,180,466
Class M3, 3.41% 1/25/35 (e)	3,290,000	3,297,108
Class M5, 3.73% 1/25/35 (e)	3,095,000	3,105,532
Class M6, 3.83% 1/25/35 (e)	2,320,000	2,324,884
Providian Gateway Master Trust Series 2002-B Class A, 3.51% 6/15/09 (b)(e)	15,000,000	15,073,278
Residential Asset Mortgage Products, Inc. Series 2004-RS10 Class MII2, 4.1% 10/25/34 (e)	5,500,000	5,575,248
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 3.25% 4/25/33 (e)	1,451,404	1,459,096
Saxon Asset Securities Trust Series 2004-2 Class MV1, 3.43% 8/25/35 (e)	4,495,000	4,513,654
Sears Credit Account Master Trust II:
Series 2001-1 Class B, 3.235% 2/15/10 (e)	10,000,000	9,981,212
Series 2002-4:
Class A, 2.94% 8/18/09 (e)	27,000,000	27,012,679
Class B, 3.235% 8/18/09 (e)	33,300,000	33,328,838
Series 2002-5 Class B, 4.06% 11/17/09 (e)	30,000,000	30,135,054
Securitized Asset Backed Receivables LLC Trust Series 2004-NC1 Class M1, 3.37% 2/25/34 (e)	2,910,000	2,914,262
Structured Asset Securities Corp. Series 2004-GEL1 Class A, 3.21% 2/25/34 (e)	1,284,379	1,284,367
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 3.26% 3/15/11 (b)(e)	10,835,000	10,851,935
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 3.28% 9/25/34 (e)	$ 4,105,859	$ 4,131,296
Series 2003-6HE Class A1, 3.32% 11/25/33 (e)	2,313,175	2,318,896
Triad Auto Receivables Owner Trust Series 2002-A Class A3, 2.62% 2/12/07	1,699,359	1,698,567
TOTAL ASSET-BACKED SECURITIES (Cost $2,171,521,740)		2,181,555,212
Collateralized Mortgage Obligations - 17.9%

Private Sponsor - 13.9%
Adjustable Rate Mortgage Trust floater:
Series 2004-2 Class 7A3, 3.25% 2/25/35 (e)	11,370,948	11,411,489
Series 2004-4 Class 5A2, 3.25% 3/25/35 (e)	4,668,273	4,680,724
Series 2005-1 Class 5A2, 3.18% 5/25/35 (e)	7,571,771	7,581,531
Series 2005-2:
Class 6A2, 3.13% 6/25/35 (e)	3,524,222	3,526,563
Class 6M2, 3.33% 6/25/35 (e)	10,145,000	10,145,000
Series 2005-3 Class 8A2, 3.09% 6/25/35 (e)	21,950,000	21,950,000
Bear Stearns Alt-A Trust floater:
Series 2005-1 Class A1, 3.13% 1/25/35 (e)	22,997,870	22,997,870
Series 2005-2 Class 1A1, 3.1% 3/25/35 (e)	17,141,711	17,141,711
Countrywide Alternative Loan Trust planned amortization class Series 2003-5T2 Class A2, 3.25% 5/25/33 (e)	7,327,945	7,328,403
Countrywide Home Loans, Inc. floater:
Series 2004-16 Class A1, 3.25% 9/25/34 (e)	12,187,480	12,175,382
Series 2005-1 Class 2A1, 3.14% 3/25/35 (e)	16,084,008	16,084,008
CS First Boston Mortgage Securities Corp.:
floater:
Series 2004-AR2 Class 6A1, 3.25% 3/25/34 (e)	6,914,979	6,912,064
Series 2004-AR3 Class 6A2, 3.22% 4/25/34 (e)	3,045,795	3,049,416
Series 2004-AR4 Class 5A2, 3.22% 5/25/34 (e)	2,873,565	2,871,950
Series 2004-AR5 Class 11A2, 3.22% 6/25/34 (e)	4,166,627	4,157,852
Series 2004-AR6 Class 9A2, 3.22% 10/25/34 (e)	5,212,783	5,219,716
Series 2004-AR7 Class 6A2, 3.23% 8/25/34 (e)	7,541,887	7,550,525
Series 2004-AR8 Class 8A2, 3.23% 9/25/34 (e)	6,124,106	6,137,238
Series 2001-AR7 Class 3A2, 5.24% 2/25/41 (e)	194,473	195,321
Series 2003-TFLA Class F, 3.3233% 4/15/13 (b)(e)	3,750,000	3,759,054
First Horizon Mortgage Passthru Trust floater Series 2004-FL1 Class 2A1, 3.0663% 12/25/34 (e)	6,005,575	5,996,169
Granite Master Issuer PLC floater Series 2005-1:
Class A3, 3.13% 12/21/24 (e)	5,300,000	5,300,000
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
Private Sponsor - continued
Granite Master Issuer PLC floater Series 2005-1: - continued
Class B1, 3.18% 12/21/54 (e)	$ 7,050,000	$ 7,050,000
Class M1, 3.28% 12/21/54 (e)	5,300,000	5,300,000
Granite Mortgages PLC floater:
Series 2004-1:
Class 1B, 3.26% 3/20/44 (e)	1,415,000	1,415,495
Class 1C, 3.95% 3/20/44 (e)	4,075,000	4,094,397
Class 1M, 3.46% 3/20/44 (e)	1,875,000	1,877,888
Series 2004-2:
Class 1A2, 3.12% 6/20/28 (e)	6,500,000	6,498,217
Class 1B, 3.22% 6/20/44 (e)	1,230,000	1,230,431
Class 1C, 3.75% 6/20/44 (e)	4,475,000	4,483,566
Class 1M, 3.33% 6/20/44 (e)	3,285,000	3,285,128
Series 2004-3:
Class 1B, 3.21% 9/20/44 (e)	2,100,000	2,101,260
Class 1C, 3.64% 9/20/44 (e)	5,415,000	5,432,870
Class 1M, 3.32% 9/20/44 (e)	1,200,000	1,200,960
Harborview Mortgage Loan Trust Series 2005-2 Class 2A1A, 3.14% 4/19/35 (c)(e)	12,015,000	12,015,000
Holmes Financing No. 7 PLC floater Series 2 Class M, 3.44% 7/15/40 (e)	2,560,000	2,575,188
Holmes Financing No. 8 PLC floater:
Series 1:
Class B, 2.77% 7/15/40 (e)	2,050,000	2,049,359
Class C, 3.26% 7/15/40 (e)	22,640,000	22,640,000
Series 2:
Class A, 2.72% 4/15/11 (e)	25,000,000	25,005,860
Class B, 2.83% 7/15/40 (e)	2,695,000	2,696,684
Class C, 3.36% 7/15/40 (e)	10,280,000	10,328,188
Homestar Mortgage Acceptance Corp. floater Series 2004-5 Class A1, 3.3% 10/25/34 (e)	5,115,185	5,136,903
Impac CMB Trust floater:
Series 2004-11 Class 2A2, 3.22% 3/25/35 (e)	9,850,944	9,865,182
Series 2004-6 Class 1A2, 3.24% 10/25/34 (e)	4,193,143	4,188,866
Series 2005-1:
Class M1, 3.31% 4/25/35 (e)	3,519,520	3,521,720
Class M2, 3.35% 4/25/35 (e)	6,161,639	6,165,490
Class M3, 3.38% 4/25/35 (e)	1,511,907	1,512,556
Class M4, 3.6% 4/25/35 (e)	892,273	893,597
Class M5, 3.62% 4/25/35 (e)	892,273	893,040
Class M6, 3.67% 4/25/35 (e)	1,427,636	1,428,863
Series 2005-2 Class 1A2, 3.075% 4/25/35 (e)	14,100,000	14,100,000
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
Private Sponsor - continued
Impac CMB Trust floater: - continued
Series 2005-3 Class A1, 3.07% 7/25/35 (c)(e)	$ 16,000,000	$ 16,000,000
MASTR Adjustable Rate Mortgages Trust:
floater Series 2005-1 Class 1A1, 2.92% 3/25/35 (e)	16,003,595	16,003,595
Series 2004-6 Class 4A2, 4.1779% 7/25/34 (e)	5,969,000	5,933,634
Merrill Lynch Mortgage Investors, Inc. floater:
Series 2003-A Class 2A1, 3.24% 3/25/28 (e)	9,865,620	9,933,025
Series 2003-B Class A1, 3.19% 4/25/28 (e)	9,742,079	9,803,996
Series 2003-D Class A, 3.16% 8/25/28 (e)	9,106,205	9,130,723
Series 2003-E Class A2, 3.4425% 10/25/28 (e)	12,969,465	12,981,843
Series 2003-F Class A2, 3.7075% 10/25/28 (e)	15,296,465	15,316,532
Series 2004-A Class A2, 3.6175% 4/25/29 (e)	14,031,574	13,836,050
Series 2004-B Class A2, 2.8669% 6/25/29 (e)	11,493,624	11,466,308
Series 2004-C Class A2, 3.07% 7/25/29 (e)	16,071,219	16,026,697
Series 2004-D Class A2, 3.4725% 9/25/29 (e)	11,859,831	11,871,748
Series 2004-E Class A2D, 3.9175% 11/25/29 (e)	2,293,082	2,293,082
Series 2004-G Class A2, 3.07% 11/25/29 (e)	4,726,330	4,726,330
Series 2005-A Class A2, 3.38% 2/25/30 (e)	11,906,862	11,906,838
Mortgage Asset Backed Securities Trust floater Series 2002-NC1:
Class A2, 3.29% 10/25/32 (e)	1,304,276	1,305,057
Class M1, 3.7% 10/25/32 (e)	5,000,000	5,030,152
MortgageIT Trust floater Series 2004-2:
Class A1, 3.22% 12/25/34 (e)	5,337,014	5,345,425
Class A2, 3.3% 12/25/34 (e)	7,220,101	7,264,800
Permanent Financing No. 1 PLC floater Series 1 Class 2C, 3.64% 6/10/42 (e)	1,745,000	1,754,682
Permanent Financing No. 3 PLC floater Series 2 Class C, 3.51% 6/10/42 (e)	2,895,000	2,925,081
Permanent Financing No. 4 PLC floater Series 2 Class C, 3.18% 6/10/42 (e)	15,400,000	15,399,701
Permanent Financing No. 5 PLC floater:
Series 1 Class C, 2.96% 6/10/42 (e)	2,810,000	2,810,878
Series 2 Class C, 3.11% 6/10/42 (e)	4,215,000	4,243,978
Series 3 Class C, 3.28% 6/10/42 (e)	8,890,000	8,995,569
Permanent Financing No. 6 PLC floater Series 6:
Class 1C, 2.81% 6/10/42 (e)	4,000,000	3,998,125
Class 2C, 2.91% 6/10/42 (e)	5,350,000	5,345,821
Permanent Financing No. 7 PLC floater Series 7:
Class 1B, 3.1037% 6/10/42 (e)	2,000,000	2,000,000
Class 1C, 3.2937% 6/1/42 (e)	3,840,000	3,840,000
Class 2C, 3.3437% 6/10/42 (e)	8,065,000	8,065,000
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
Private Sponsor - continued
Residential Asset Mortgage Products, Inc. sequential pay Series 2003-SL1 Class A31, 7.125% 4/25/31	$ 5,484,170	$ 5,580,614
Residential Finance LP/Residential Finance Development Corp. floater Series 2003-A:
Class B4, 4.39% 3/10/35 (b)(e)	5,526,571	5,622,261
Class B5, 4.94% 3/10/35 (b)(e)	5,719,482	5,834,666
Residential Funding Securities Corp.:
Series 2003-RP1 Class A1, 3.35% 11/25/34 (e)	4,178,514	4,203,599
Series 2003-RP2 Class A1, 3.3% 6/25/33 (b)(e)	4,746,924	4,763,443
Sequoia Mortgage Trust floater:
Series 2003-5 Class A2, 3.41% 9/20/33 (e)	13,468,160	13,458,472
Series 2003-7 Class A2, 2.885% 1/20/34 (e)	12,303,683	12,293,353
Series 2004-1 Class A, 3.2025% 2/20/34 (e)	7,803,067	7,779,419
Series 2004-10 Class A4, 2.58% 11/20/34 (e)	12,856,417	12,849,948
Series 2004-3 Class A, 3.54625% 5/20/34 (e)	13,451,901	13,398,545
Series 2004-4 Class A, 2.4613% 5/20/34 (e)	17,574,007	17,521,046
Series 2004-5 Class A3, 2.82% 6/20/34 (e)	11,479,856	11,479,856
Series 2004-6:
Class A3A, 3.0175% 6/20/35 (e)	10,120,544	10,106,253
Class A3B, 3.16% 7/20/34 (e)	1,265,068	1,263,381
Series 2004-7:
Class A3A, 3.2275% 8/20/34 (e)	9,202,764	9,189,062
Class A3B, 3.4525% 7/20/34 (e)	1,655,990	1,667,970
Series 2004-8 Class A2, 3.45% 9/20/34 (e)	16,690,870	16,713,757
Series 2005-1 Class A2, 3.1688% 2/20/35 (e)	8,344,974	8,344,974
Series 2005-2 Class A2, 3.36% 3/20/35 (e)	16,327,821	16,327,821
Structured Asset Securities Corp. floater Series 2004-NP1 Class A, 3.25% 9/25/33 (b)(e)	3,270,782	3,272,955
Thornburg Mortgage Securities Trust floater Series 2004-3 Class A, 3.22% 9/25/34 (e)	24,755,148	24,820,715
WAMU Mortgage pass thru certificates Series 2005-AR6 Class 2A-1A, 3.26% 5/25/35 (c)(e)	6,305,000	6,305,000
Wells Fargo Mortgage Backed Securities Trust Series 2004-M Class A3, 4.717% 8/25/34 (e)	19,880,000	19,838,218
TOTAL PRIVATE SPONSOR		833,348,692
U.S. Government Agency - 4.0%
Fannie Mae:
floater:
Series 2000-38 Class F, 3.3338% 11/18/30 (e)	1,331,411	1,341,544
Series 2000-40 Class FA, 3.35% 7/25/30 (e)	2,866,935	2,879,836
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
U.S. Government Agency - continued
Fannie Mae: - continued
floater:
Series 2002-89 Class F, 3.15% 1/25/33 (e)	$ 4,316,143	$ 4,322,511
planned amortization class Series 2002-81 Class PU, 4.5% 5/25/20	2,580,731	2,576,826
target amortization class Series G94-2 Class D, 6.45% 1/25/24	5,479,825	5,632,832
Fannie Mae guaranteed REMIC pass thru certificates:
floater:
Series 2001-34 Class FR, 3.2338% 8/18/31 (e)	2,755,442	2,764,796
Series 2001-44 Class FB, 3.15% 9/25/31 (e)	2,575,995	2,583,212
Series 2001-46 Class F, 3.2338% 9/18/31 (e)	7,418,865	7,461,790
Series 2002-11 Class QF, 3.35% 3/25/32 (e)	5,238,473	5,281,217
Series 2002-36 Class FT, 3.35% 6/25/32 (e)	1,706,122	1,721,426
Series 2002-64 Class FE, 3.1838% 10/18/32 (e)	2,582,004	2,592,299
Series 2002-65 Class FA, 3.15% 10/25/17 (e)	3,176,172	3,164,979
Series 2002-74 Class FV, 3.3% 11/25/32 (e)	9,449,678	9,521,974
Series 2003-11:
Class DF, 3.3% 2/25/33 (e)	3,954,769	3,983,351
Class EF, 3.3% 2/25/33 (e)	3,275,031	3,295,907
Series 2003-63 Class F1, 3.15% 11/25/27 (e)	7,122,660	7,124,784
planned amortization class:
Series 1998-63 Class PG, 6% 3/25/27	1,927,001	1,930,435
Series 2001-56 Class KD, 6.5% 7/25/30	597,828	597,734
Series 2001-62 Class PG, 6.5% 10/25/30	6,999,460	7,049,891
Series 2001-70 Class PD, 6% 3/25/29	1,085,052	1,083,255
Series 2001-76 Class UB, 5.5% 10/25/13	2,724,858	2,739,455
Series 2002-16 Class QD, 5.5% 6/25/14	552,313	557,226
Series 2002-28 Class PJ, 6.5% 3/25/31	7,485,419	7,517,107
Series 2002-8 Class PD, 6.5% 7/25/30	6,011,529	6,080,138
Series 2003-17 Class PQ, 4.5% 3/25/16	4,301,909	4,299,631
Series 2004-33 Class ZK, 4.5% 4/25/34	584,951	583,697
Series 2004-37 Class ZB, 4.5% 5/25/34	500,542	499,618
Freddie Mac:
floater Series 2510 Class FE, 3.21% 10/15/32 (e)	6,656,907	6,697,004
planned amortization class:
Series 2091 Class PP, 6% 2/15/27	3,579,368	3,588,499
Series 2353 Class PC, 6.5% 9/15/15	2,132,055	2,144,482
Freddie Mac Manufactured Housing participation certificates guaranteed floater Series 2338 Class FJ, 3.01% 7/15/31 (e)	5,760,857	5,769,919
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2474 Class FJ, 3.16% 7/15/17 (e)	$ 5,215,452	$ 5,240,218
Series 2526 Class FC, 3.21% 11/15/32 (e)	4,415,645	4,430,149
Series 2538 Class FB, 3.21% 12/15/32 (e)	7,380,293	7,426,498
Series 2551 Class FH, 3.26% 1/15/33 (e)	3,897,537	3,914,355
planned amortization class:
Series 2136 Class PE, 6% 1/15/28	15,868,777	15,993,174
Series 2368 Class PQ, 6.5% 8/15/30	114,092	113,939
Series 2394 Class ND, 6% 6/15/27	3,477,512	3,505,553
Series 2395 Class PE, 6% 2/15/30	8,725,839	8,854,298
Series 2398 Class DK, 6.5% 1/15/31	708,070	711,509
Series 2410 Class ML, 6.5% 12/15/30	3,886,935	3,933,835
Series 2420 Class BE, 6.5% 12/15/30	5,268,823	5,320,699
Series 2443 Class TD, 6.5% 10/15/30	5,269,758	5,336,099
Series 2461 Class PG, 6.5% 1/15/31	4,738,701	4,865,457
Series 2466 Class EC, 6% 10/15/27	1,699,395	1,700,117
Series 2483 Class DC, 5.5% 7/15/14	6,087,979	6,119,320
Series 2490 Class PM, 6% 7/15/28	1,708,230	1,711,496
Series 2556 Class PM, 5.5% 2/15/16	3,610,154	3,616,223
Series 2557 Class MA, 4.5% 7/15/16	1,036,491	1,037,339
Series 2776 Class UJ, 4.5% 5/15/20 (f)	7,918,792	462,941
Series 2828 Class JA, 4.5% 1/15/10	11,880,000	11,958,754
sequential pay:
Series 2430 Class ZE, 6.5% 8/15/27	1,361,827	1,366,505
Series 2480 Class QW, 5.75% 2/15/30	2,349,804	2,354,359
Ginnie Mae guaranteed REMIC pass thru securities floater:
Series 2001-46 Class FB, 3.17% 5/16/23 (e)	3,298,341	3,314,670
Series 2001-50 Class FV, 3.02% 9/16/27 (e)	10,175,793	10,164,551
Series 2002-24 Class FX, 3.37% 4/16/32 (e)	3,051,744	3,083,442
Series 2002-31 Class FW, 3.22% 6/16/31 (e)	4,168,683	4,192,894
Series 2002-5 Class KF, 3.22% 8/16/26 (e)	943,686	944,446
TOTAL U.S. GOVERNMENT AGENCY		239,060,215
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,073,560,219)		1,072,408,907
Commercial Mortgage Securities - 7.2%
	Principal Amount	Value (Note 1)
1301 Avenue of The Americas Trust Series 2000-1301:
Class C, 7.688% 8/3/10 (b)(e)	$ 5,025,000	$ 5,091,632
Class D, 7.7913% 8/3/10 (b)(e)	6,695,000	6,785,124
Banc of America Large Loan, Inc. floater:
Series 2002-FL2A Class A2, 3.0656% 9/8/14 (b)(e)	6,448,060	6,448,969
Series 2003-BBA2 Class A3, 3.13% 11/15/15 (b)(e)	5,038,226	5,045,234
Series 2005-BOCA:
Class H, 3.78% 12/15/16 (b)(e)	2,065,000	2,066,613
Class J, 3.93% 12/15/16 (b)(e)	1,020,000	1,021,116
Class K, 4.18% 12/15/16 (b)(e)	1,795,000	1,796,963
Bayview Commercial Asset Trust floater:
Series 2003-1 Class A, 3.43% 8/25/33 (b)(e)	7,309,568	7,367,245
Series 2003-2:
Class A, 3.43% 12/25/33 (b)(e)	14,813,451	14,912,980
Class M1, 3.7% 12/25/33 (b)(e)	2,410,651	2,440,973
Series 2004-1:
Class A, 3.21% 4/25/34 (b)(e)	6,798,776	6,778,061
Class B, 4.75% 4/25/34 (b)(e)	706,366	705,180
Class M1, 3.41% 4/25/34 (b)(e)	618,071	616,936
Class M2, 4.05% 4/25/34 (b)(e)	529,775	529,547
Series 2004-2:
Class A, 3.28% 8/25/34 (b)(e)	6,641,374	6,645,525
Class M1, 3.43% 8/25/34 (b)(e)	2,141,466	2,144,143
Series 2004-3:
Class A1, 3.22% 1/25/35 (b)(e)	6,793,764	6,796,949
Class A2, 3.27% 1/25/35 (b)(e)	944,235	944,972
Class M1, 3.35% 1/25/35 (b)(e)	1,132,294	1,132,294
Class M2, 3.85% 1/25/35 (b)(e)	738,453	738,453
Bear Stearns Commercial Mortgage Securities, Inc. floater:
Series 2003-BA1A:
Class A1, 3.08% 4/14/15 (b)(e)	3,716,738	3,716,764
Class JFCM, 4.4% 4/14/15 (b)(e)	1,344,296	1,345,976
Class JMM, 4.3% 4/14/15 (b)(e)	1,384,053	1,381,861
Class KFCM, 4.65% 4/14/15 (b)(e)	1,436,661	1,438,008
Class KMM, 4.55% 4/14/15 (b)(e)	1,253,767	1,253,109
Class LFCM, 5.05% 4/14/15 (b)(e)	1,601,905	1,603,407
Class MFCM, 5.35% 4/14/15 (b)(e)	2,218,251	2,220,331
Series 2003-WEST Class A, 3.32% 1/3/15 (b)(e)	13,026,434	13,064,915
Series 2004-BBA3 Class E, 3.51% 6/15/17 (b)(e)	10,415,000	10,416,505
Series 2004-ESA Class A2, 3.14% 5/14/16 (b)(e)	6,565,000	6,579,836
Series 2004-HS2A:
Class E, 3.7% 1/14/16 (b)(e)	1,725,000	1,730,688
Class F, 3.85% 1/14/16 (b)(e)	1,125,000	1,128,707
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Calwest Industrial Trust floater Series 2002-CALW Class AFL, 3.19% 2/15/12 (b)(e)	$ 24,300,000	$ 24,351,066
Chase Commercial Mortgage Securities Corp. floater Series 2000-FL1A:
Class B, 3.25% 12/12/13 (b)(e)	896,672	896,915
Class C, 3.6% 12/12/13 (b)(e)	1,793,345	1,795,183
COMM floater:
Series 2001-FL5A Class E, 4.31% 11/15/13 (b)(e)	3,205,357	3,204,320
Series 2002-FL6:
Class F, 4.26% 6/14/14 (b)(e)	11,163,000	11,206,816
Class G, 4.71% 6/14/14 (b)(e)	5,000,000	5,019,783
Series 2002-FL7 Class A2, 3.16% 11/15/14 (b)(e)	942,949	943,463
Series 2003-FL9 Class B, 3.31% 11/15/15 (b)(e)	12,999,016	13,032,192
Commercial Mortgage pass thru certificates floater:
Series 2004-CNL:
Class A2, 3.11% 9/15/14 (b)(e)	3,570,000	3,574,564
Class G, 3.79% 9/15/14 (b)(e)	1,345,000	1,346,709
Class H, 3.89% 9/15/14 (b)(e)	1,430,000	1,431,815
Class J, 4.41% 9/15/14 (b)(e)	490,000	490,619
Class K, 4.81% 9/15/14 (b)(e)	770,000	770,969
Class L, 5.01% 9/15/14 (b)(e)	625,000	624,895
Series 2004-HTL1:
Class B, 3.26% 7/15/16 (b)(e)	501,320	501,818
Class D, 3.36% 7/15/16 (b)(e)	1,139,116	1,139,379
Class E, 3.56% 7/15/16 (b)(e)	815,391	815,837
Class F, 3.61% 7/15/16 (b)(e)	862,895	863,650
Class H, 4.11% 7/15/16 (b)(e)	2,501,991	2,504,810
Class J, 4.26% 7/15/16 (b)(e)	961,742	962,824
Class K, 5.16% 7/15/16 (b)(e)	1,082,578	1,082,413
Commercial Mortgage Pass-Through Certificates floater Series 2005-F10A:
Class B, 3.08% 4/15/17 (b)(e)	7,080,000	7,080,000
Class C, 3.12% 4/15/17 (b)(e)	3,006,000	3,006,000
Class D, 3.16% 4/15/17 (b)(e)	2,440,000	2,440,000
Class E, 3.22% 4/15/17 (b)(e)	1,821,000	1,821,000
Class F, 3.26% 4/15/17 (b)(e)	1,035,000	1,035,000
Class G, 3.4% 4/15/17 (b)(e)	1,035,000	1,035,000
Class H, 3.47% 4/15/17 (b)(e)	1,035,000	1,035,000
Class I, 3.7% 4/15/17 (b)(e)	335,000	335,000
Class MOA3, 3.18% 3/15/20 (b)(e)	4,590,000	4,590,000
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
CS First Boston Mortgage Securities Corp.:
floater:
Series 2001-TFLA Class G, 4.56% 12/15/11 (b)(e)	$ 3,720,000	$ 3,689,310
Series 2002-TFLA Class C, 3.3938% 11/18/12 (b)(e)	3,675,000	3,687,238
Series 2003-TF2A Class A2, 3.13% 11/15/14 (b)(e)	9,500,000	9,507,807
Series 2004-FL1 Class B, 3.26% 5/15/14 (b)(e)	11,230,000	11,238,904
Series 2004-HC1:
Class A2, 3.31% 12/15/21 (b)(e)	1,475,000	1,474,997
Class B, 3.56% 12/15/21 (b)(e)	3,835,000	3,834,992
Series 2004-TFL1:
Class A2, 3% 2/15/14 (b)(e)	7,005,000	7,008,907
Class E, 3.36% 2/15/14 (b)(e)	2,800,000	2,806,083
Class F, 3.41% 2/15/14 (b)(e)	2,325,000	2,330,868
Class G, 3.66% 2/15/14 (b)(e)	1,875,000	1,879,719
Class H, 3.91% 2/15/14 (b)(e)	1,400,000	1,406,304
Class J, 4.21% 2/15/14 (b)(e)	750,000	753,997
Series 2005-TFLA:
Class C, 3.05% 2/15/20 (b)(c)(e)	5,650,000	5,650,000
Class E, 3.14% 2/15/20 (b)(c)(e)	2,055,000	2,055,000
Class F, 3.19% 2/15/20 (b)(c)(e)	1,745,000	1,745,000
Class G, 3.33% 2/15/20 (b)(c)(e)	505,000	505,000
Class H, 3.56% 2/15/20 (b)(c)(e)	715,000	715,000
sequential pay:
Series 1997-C2 Class A2, 6.52% 1/17/35	698,737	711,783
Series 2003-TFLA Class A2, 3.18% 4/15/13 (b)(e)	7,205,000	7,205,352
Series 2003-TFLA Class G, 3.3233% 4/15/13 (b)(e)	2,095,000	2,048,964
GMAC Commercial Mortgage Securities, Inc. floater Series 2001-FL1A Class E, 3.6213% 2/11/11 (b)(e)	500,000	499,353
Greenwich Capital Commercial Funding Corp. floater Series 2003-FL1 Class MCH, 5.9956% 7/5/18 (b)(e)	2,172,566	2,172,566
ISTAR Asset Receivables Trust floater Series 2002-1A Class A2, 3.07% 5/28/20 (b)(e)	3,189,990	3,190,523
John Hancock Tower Mortgage Trust floater Series 2003-C5A Class B, 4.9085% 4/10/15 (b)(e)	8,245,000	8,150,339
Lehman Brothers Floating Rate Commercial Mortgage Trust floater:
Series 2003-C4A:
Class F, 5.0213% 7/11/15 (b)(e)	1,232,313	1,233,147
Class H, 5.7713% 7/11/15 (b)(e)	12,525,233	12,583,952
Series 2003-LLFA:
Class A2, 3.19% 12/16/14 (b)(e)	11,700,000	11,714,139
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Lehman Brothers Floating Rate Commercial Mortgage Trust floater: - continued
Series 2003-LLFA: - continued
Class B, 3.4% 12/16/14 (b)(e)	$ 4,615,000	$ 4,632,447
Class C, 3.5% 12/16/14 (b)(e)	4,982,000	5,005,573
Morgan Stanley Dean Witter Capital I Trust floater:
Series 2001-XLF:
Class A2, 3.2956% 10/7/13 (b)(e)	3,489,876	3,492,152
Class D, 4.2656% 10/7/13 (b)(e)	1,172,220	1,173,360
Class F, 4.6856% 10/7/13 (b)(e)	6,431,229	6,325,299
Class G1, 5.4956% 10/7/13 (b)(e)	6,000,000	6,000,000
Series 2002-XLF Class F, 4.8956% 8/5/14 (b)(e)	7,794,782	7,794,762
Salomon Brothers Mortgage Securities VII, Inc.:
floater:
Series 2001-CDCA:
Class C, 3.61% 2/15/13 (b)(e)	10,495,000	10,429,507
Class D, 3.61% 2/15/13 (b)(e)	4,000,000	3,987,711
Series 2003-CDCA:
Class HEXB, 4.71% 2/15/15 (b)(e)	770,000	770,963
Class JEXB, 4.91% 2/15/15 (b)(e)	1,300,000	1,301,625
Class KEXB, 5.31% 2/15/15 (b)(e)	960,000	961,200
Series 2000-NL1 Class E, 6.8139% 10/15/30 (b)(e)	4,345,000	4,423,296
SDG Macerich Properties LP floater Series 2000-1 Class A3, 3.15% 5/15/09 (b)(e)	18,000,000	18,015,840
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 3.33% 3/24/18 (b)(e)	7,861,169	7,861,169
Wachovia Bank Commercial Mortgage Trust floater:
Series 2004-WHL3:
Class A2, 2.99% 3/15/14 (b)(e)	3,510,000	3,512,434
Class E, 3.31% 3/15/14 (b)(e)	2,190,000	2,194,824
Class F, 3.36% 3/15/14 (b)(e)	1,755,000	1,758,774
Class G, 3.59% 3/15/14 (b)(e)	875,000	877,821
Series 2005-WL5A:
Class KHP1, 3.24% 1/15/18 (b)(c)(e)	1,745,000	1,745,000
Class KHP2, 3.44% 1/15/18 (b)(c)(e)	1,745,000	1,745,000
Class KHP3, 3.74% 1/15/18 (b)(c)(e)	2,060,000	2,060,000
Class KHP4, 3.84% 1/15/18 (b)(c)(e)	1,600,000	1,600,000
Class KHP5, 4.04% 1/15/18 (b)(c)(e)	1,855,000	1,855,000
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $433,328,311)		434,149,057
Master Notes - 0.4%
	Principal Amount	Value (Note 1)
General Motors Acceptance Corp. Mortgage Credit 0% 4/11/05 (h) (Cost $23,977,600)	$ 24,000,000	$ 23,928,312
Cash Equivalents - 21.9%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 2.87%, dated 3/31/05 due 4/1/05) (i)	$ 813,122,871	813,058,000
With:
Goldman Sachs & Co. at 2.98%, dated 3/23/05 due 5/24/05 (Collateralized by Mortgage Loan Obligations with principal amounts of $411,181,612, 1.87%- 4.5%, 6/25/33 - 8/10/42) (e)(g)	266,360,039	265,081,700
Morgan Stanley & Co. at 2.96%, dated 3/31/05 due 4/1/05 (Collateralized by Commercial Paper Obligations with principal amounts of $393,683,597, 0.99%- 5.91%, 6/9/05 - 12/15/41)	235,019,322	235,000,000
TOTAL CASH EQUIVALENTS (Cost $1,313,058,000)		1,313,139,700
TOTAL INVESTMENT PORTFOLIO - 91.5% (Cost $5,478,564,659)		5,487,710,904
NET OTHER ASSETS - 8.5%		508,951,664
NET ASSETS - 100%		$ 5,996,662,568
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Sold
Eurodollar Contracts
201 Eurodollar 90 Day Index Contracts	June 2005	$ 199,233,713	$ (21,949)
123 Eurodollar 90 Day Index Contracts	Sept. 2005	121,777,687	21,525
69 Eurodollar 90 Day Index Contracts	Dec. 2005	68,269,462	26,497
18 Eurodollar 90 Day Index Contracts	March 2006	17,802,900	6,985
4 Eurodollar 90 Day Index Contracts	June 2006	3,955,100	(1,966)
TOTAL EURODOLLAR CONTRACTS			31,092
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swap

Receive quarterly notional amount multiplied by 1.12% and pay Morgan Stanley, Inc. upon default of Comcast Cable Communications, Inc., par value of the notional amount of Comcast Cable Communications, Inc. 6.75% 1/30/11

	June 2006	$ 10,000,000	$ 119,016
Legend
(a) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $588,890,844 or 9.8% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $4,993,250.
(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
(g) The maturity amount is based on the rate at period end.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $23,928,312 or 0.4% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
General Motors Acceptance Corp. Mortgage Credit 0% 4/11/05	3/7/05	$ 23,928,320
(i) Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement/ Counterparty	Value
$813,058,000 due 4/1/05 at 2.87%
Banc of America Securities LLC.	$54,575,727
Bank of America, National Association	59,000,786
Barclays Capital Inc.	234,112,788
Bear Stearns & Co. Inc.	59,000,786
Countrywide Securities Corporation	59,000,786
Goldman Sachs & Co.	88,501,179
Morgan Stanley & Co. Incorporated.	67,113,394
UBS Securities LLC	191,752,554
$ 813,058,000
Income Tax Information
At September 30, 2004, the fund had a capital loss carryforward of approximately $7,150,344 all of which will expire on September 30, 2011.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2005

Assets
Investment in securities, at value (including repurchase agreements of $1,313,139,700) (cost $5,478,564,659) - See accompanying schedule		$ 5,487,710,904
Cash		74,135
Receivable for investments sold		591,044,634
Interest receivable		12,390,551
Swap agreements, at value		119,016
Prepaid expenses		19,441
Other affiliated receivables		19,479,219
Other receivables		441,355
Total assets		6,111,279,255

Liabilities
Payable for investments purchased Regular delivery	$ 7,930,286
Delayed delivery	90,771,426
Distributions payable	15,826,451
Payable for daily variation on futures contracts	45,013
Other payables and accrued expenses	43,511
Total liabilities		114,616,687

Net Assets		$ 5,996,662,568
Net Assets consist of:
Paid in capital		$ 5,992,630,198
Undistributed net investment income		39,934
Accumulated undistributed net realized gain (loss) on investments		(5,303,917)
Net unrealized appreciation (depreciation) on investments		9,296,353
Net Assets, for 60,248,500 shares outstanding		$ 5,996,662,568
Net Asset Value, offering price and redemption price per share ($5,996,662,568 ÷ 60,248,500 shares)		$ 99.53

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended March 31, 2005

Investment Income
Interest		$ 76,108,082

Expenses
Independent trustees' compensation	$ 14,627
Custodian fees and expenses	35,987
Audit	41,756
Legal	517
Insurance	13,402
Miscellaneous	1,101
Total expenses before reductions	107,390
Expense reductions	(10,488)	96,902
Net investment income		76,011,180
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	628,418
Futures contracts	(727,564)
Swap agreements	53,893
Total net realized gain (loss)		(45,253)
Change in net unrealized appreciation (depreciation) on: Investment securities	(237,585)
Futures contracts	1,957,357
Swap agreements	(23,240)
Total change in net unrealized appreciation (depreciation)		1,696,532
Net gain (loss)		1,651,279
Net increase (decrease) in net assets resulting from operations		$ 77,662,459

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended March 31, 2005	Year ended September 30, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 76,011,180	$ 96,578,023
Net realized gain (loss)	(45,253)	570,327
Change in net unrealized appreciation (depreciation)	1,696,532	(1,274,088)
Net increase (decrease) in net assets resulting from operations	77,662,459	95,874,262
Distributions to shareholders from net investment income	(76,703,390)	(95,065,187)
Share transactions Proceeds from sales of shares	1,325,999,886	1,177,968,042
Cost of shares redeemed	(826,000,007)	(670,518,554)
Net increase (decrease) in net assets resulting from share transactions	499,999,879	507,449,488
Total increase (decrease) in net assets	500,958,948	508,258,563

Net Assets
Beginning of period	5,495,703,620	4,987,445,057
End of period (including undistributed net investment income of $39,934 and undistributed net investment income of $732,144, respectively)	$ 5,996,662,568	$ 5,495,703,620
Other Information Shares
Sold	13,324,366	11,828,509
Redeemed	(8,299,490)	(6,734,152)
Net increase (decrease)	5,024,876	5,094,357

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended March 31,	Years ended September 30,
	2005	2004	2003	2002 H	2001 E, H
Selected Per-Share Data
Net asset value, beginning of period	$ 99.52	$ 99.49	$ 99.15	$ 100.00	$ 100.00
Income from Investment Operations
Net investment income D	1.336	1.764	1.917	3.022	.900
Net realized and unrealized gain (loss)	.017	.000 G	.450	(.743)	.000 G
Total from investment operations	1.353	1.764	2.367	2.279	.900
Distributions from net investment income	(1.343)	(1.734)	(2.027)	(3.129)	(.900)
Net asset value, end of period	$ 99.53	$ 99.52	$ 99.49	$ 99.15	$ 100.00
Total Return B, C	1.37%	1.79%	2.36%	2.39%	.90%
Ratios to Average Net Assets F
Expenses before expense reductions	.0038% A	.0034%	.0030%	.0033%	.0189% A
Expenses net of voluntary waivers, if any	.0038% A	.0034%	.0030%	.0033%	.0189% A
Expenses net of all reductions	.0034% A	.0032%	.0026%	.0021%	.0189% A
Net investment income	2.69% A	1.77%	1.94%	3.05%	4.73% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,996,663	$ 5,495,704	$ 4,987,445	$ 2,232,319	$ 799,132
Portfolio turnover rate	38% A	50%	58%	167%	282% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period July 16, 2001 (commencement of operations) to September 30, 2001.

F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

G Amount represents less than $.001 per share.

H Per-share data has been adjusted for a 1-for-10 reverse stock split effective October 1, 2002.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2005

1. Significant Accounting Policies.

Fidelity Ultra-Short Central Fund (the fund) is a fund of Fidelity Garrison Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities, including restricted securities, for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, swap agreements, market discount, financing transactions, capital loss carryforwards, and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 14,685,735
Unrealized depreciation	(4,866,502)
Net unrealized appreciation (depreciation)	$ 9,819,233
Cost for federal income tax purposes	$ 5,477,891,671

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery

Semiannual Report

Notes to Financial Statements - continued

2. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Swap Agreements. The fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. Periodic payments received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact the fund.

Semiannual Report

2. Operating Policies - continued

Swap Agreements - continued

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The fund may enter into credit default swaps in which the fund or its counterparty act as guarantors. By acting as the guarantor of a swap, the fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value. Periodic payments and premiums received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the fund's custodian in compliance with swap contracts.

Mortgage Dollar Rolls. To earn additional income, the fund may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but may be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $865,115,575 and $496,107,528 respectively.

Semiannual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR, provides the fund with investment management services. The fund does not pay any fees for these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. The fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Earned (included in interest income)	Interest Expense
Lender	$ 9,051,081	2.48%	$ 46,231	-

5. Expense Reductions.

Through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $10,488.

6. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the fund.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Garrison Street Trust and Shareholders of Fidelity Ultra-Short Central Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Ultra-Short Central Fund (the Fund), a fund of Fidelity Garrison Street Trust, including the portfolio of investments, as of March 31, 2005, and the related statement of operations for the six months then ended, the statement of changes in net assets for the six months ended March 31, 2005 and the year ended September 30, 2004, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purposes of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2005, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Ultra-Short Central Fund as of March 31, 2005, the results of its operations for the six months then ended, the changes in its net assets for the six months ended March 31, 2005 and the year ended September 30, 2004, and its financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

May 16, 2005

Semiannual Report

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Garrison Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Garrison Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Garrison Street Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	May 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	May 20, 2005
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	May 20, 2005